Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash and cash equivalents [abstract]
Cash	€ 14,768		€ 31,771
On call deposits	31,690		9,458
Cash and cash equivalents	€ 46,458	$ 49,547	€ 41,229	$ 43,971	€ 66,845	€ 44,509